Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other Financial Liabilities [Abstract]
Schedule of other financial liabilities
The detail of Other financial liabilities in the consolidated balance sheets is as follows:

EUR million
	2020	2019	2018
Trade payables	1,177	1,279	1,323
Clearing houses	599	165	434
Tax collection accounts:
Public Institutions	4,122	4,122	3,968
Factoring accounts payable	222	409	263
Unsettled financial transactions	5,080	3,693	3,373
Lease liabilities (note 2.l)	3,049	5,108	190
Other financial liabilities	12,719	15,459	15,113
	26,968	30,235	24,664

Maturity of subordinated liabilities and debentures	The distribution of the book value of debt securities issued by contractual maturity is shown below:

EUR million
	On demand	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Subordinated debt	—	—	—	—	741	3,505	17,440	21,686
Senior unsecured debt	—	2,259	1,985	14,476	34,814	29,037	22,959	105,530
Senior secured debt	—	9,068	6,668	9,025	25,116	15,508	20,662	86,047
Promissory notes and other securities	—	3,942	9,975	8,089	—	—	—	22,006
Debt securities issued	—	15,269	18,628	31,590	60,671	48,050	61,061	235,269
The distribution by contractual maturity of the notional amounts of these debt securities issued is as follows:

EUR million
	On demand	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Subordinated debt	—	—	—	—	732	3,463	17,233	21,428
Senior unsecured debt	—	2,168	1,905	13,895	33,415	27,871	22,039	101,293
Senior secured debt	—	8,982	6,605	8,939	24,878	15,361	20,466	85,231
Promissory notes and other securities	—	4,158	10,521	8,531	—	—	—	23,210
Debt securities issued	—	15,308	19,031	31,365	59,025	46,695	59,738	231,162
The analysis of the maturities of lease liabilities as of 31 December 2020 is shown below:

EUR million
	2020	2019
Maturity Analysis - Discounted payments
Within 1 year	594	766
Between 1 and 3 years	981	1,254
Between 3 and 5 years	637	875
Later than 5 years	837	2,213
Total discounted payments at the end of the year	3,049	5,108